Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net (Impairment) Reversal of Impairment (CGUs Pemex Exploration and Production) (Detail) - Exploration and Extraction (formerly Pemex Exploration and Production) - MXN ($)
$ in Thousands
	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ (37,993,336)	$ 19,014,931
Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(13,920,150)	15,095,434
Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(8,497,809)	(8,383,807)
Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(6,073,181)	(3,939,798)
Antonio J. Bermúdez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(3,604,799)	385,159
Lakach
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(2,996,233)	2,845,690
Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(1,456,273)	546,186
Santuario CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(1,375,273)	0
Ayin Alux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(111,656)	2,516,348
Aceite Terciario del Golfo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	7,032,771
Tamaulipas Constituciones
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	1,665,580
Arenque
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	1,185,779
Poza Rica
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	108,370
Cuenca Macuspana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	35,600
Misión CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 42,038	$ (78,381)